FORTRESS BROOKDALE
INVESTMENT FUND LLC

Financial Statements for the Year Ended December 31, 2002 and
Report of Independent Auditors

FORTRESS BROOKDALE INVESTMENT FUND LLC

TABLE OF CONTENTS

                                                                                     PAGE
REPORT OF INDEPENDENT AUDITORS                                                          1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities as of December 31, 2002                          2

   Schedule of Investments as of December 31, 2002                                      3

   Statement of Operations for the year ended December 31, 2002 and Financial
   Highlights for the period ended December 31, 2000 and the years ended
   December 31, 2002 and 2001                                                           4

   Statement of Cash Flows for the year ended December 31, 2002                         5

   Statements of Changes in Net Assets for the year ended December 31, 2002 and
   December 31, 2001                                                                    6

   Notes to Financial Statements                                                        7

                         REPORT OF INDEPENDENT AUDITORS


To the Members and Trustees of
Fortress Brookdale Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Brookdale Investment Fund LLC at December 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP



February 28, 2003
New York, NY

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                                    December 31, 2002
                                                                                    -----------------
ASSETS

   Investment in affiliate, at value (cost $14,694)                                       $ 16,768
   Cash and cash equivalents                                                                   156
   Other receivables                                                                            52
                                                                                          --------
                                                                                            16,976
                                                                                          --------
LIABILITIES
   Accounts payable                                                                             51
                                                                                          --------
                                                                                                51
                                                                                          --------

NET ASSETS                                                                                $ 16,925
                                                                                          ========

NET ASSETS CONSISTS OF:
   Preferred equity                                                                       $     42
   Members' interest                                                                        15,000
   Accumulated net investment loss                                                            (191)
   Accumulated net unrealized gain on affiliate investment                                   2,074
                                                                                          --------

                                                                                          $ 16,925
                                                                                          ========

See Notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC

SCHEDULE OF INVESTMENTS
(dollar amounts in thousands)

Investment                                           Description of Securities             Cost      Fair Value
----------                                           -------------------------            -------    ----------
Investment in controlled affiliate (a):

  Fortress Brookdale Acquisition LLC, ("FBA") (b)    4.6% of the issued common shares     $14,694     $ 16,768
                                                                                          =======     ========

(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore an affiliate of the Company. These securities are restricted as to public resale.

(b) FBA owns 1000 of the outstanding common shares of Brookdale Living Communities, Inc., comprising 100% of its issued and outstanding equity, as its sole asset at the end of the period.

Summary of Transactions with Affiliated Companies

                                                                   Cost                              Fair Value
                                                                 Incurred     Dividend, Interest      of Total
Affiliate                             Purchase Date            This Period    and Realized Gains      Investment
---------                             -------------            -----------    ------------------     -----------
Fortress Brookdale Acquisition LLC    September 23, 2000        $       --        $       --          $  16,768
                                                                ==========        ==========          =========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                               Year Ended
                                                            December 31, 2002
                                                            -----------------
Income
   Interest                                                      $      1
Expenses
   Professional fees                                                   18
   Directors fees                                                       8
   Miscellaneous expenses                                               9
                                                                 --------
                                                                       35
                                                                 --------
Net investment loss                                                   (34)
                                                                 --------

Net unrealized gain on affiliate investment                         1,169
                                                                 --------

Net increase in net assets resulting from operations             $  1,135
                                                                 ========

FINANCIAL HIGHLIGHTS

                                                         Year Ended December 31,
                                                         -----------------------
                                                                                     Period from
                                                                                   9/6/00 through
Disclosure of certain ratios                                2002        2001          12/31/00
                                                         ---------   ---------     --------------
Ratio of total expenses to average net assets                0.2%         0.2%            2.5%*

Ratio of net investment income to average net assets        (0.2%)       (0.2)%          (2.5%)*
Portfolio turnover rate                                      0.0%         0.0%            0.0%*
Total return                                                 7.0%         5.6%           (1.7%)

*     annualized

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)


                                                                           Year Ended
                                                                        December 31, 2002
                                                                        -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                        $  1,135
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
    Net unrealized gain on affiliate investment                               (1,169)
    Change in:
      Accounts payable                                                             1
                                                                            --------
Net cash used in operating activities                                            (33)
                                                                            --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Preferred dividends paid                                                        (5)
                                                                            --------
Net cash used in financing activities                                             (5)
                                                                            --------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                        (38)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                   194
                                                                            --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                    $    156
                                                                            ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                       Year Ended          Year Ended
                                                                    December 31, 2002  December 31, 2001
                                                                    -----------------  -----------------
Increase (decrease) in net assets resulting from operations
    Net investment loss                                                  $    (34)          $    (31)
    Net unrealized gain on affiliate investment                             1,169                867
                                                                         --------           --------

Net increase (decrease) in net assets resulting from operations             1,135                836

Capital contributions                                                          --                 --
Issuance of preferred interests                                                --                  2
Distribution of preferred equity                                               (5)                (5)
                                                                         --------           --------

Net increase in net assets                                                  1,130                833
                                                                         --------           --------

Net assets, beginning of period                                            15,795             14,962
                                                                         --------           --------

Net assets, end of period                                                $ 16,925           $ 15,795
                                                                         ========           ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.    ORGANIZATION

      Fortress Brookdale Investment Fund, LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities Inc., a senior living company.

      The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhauser Company Master Retirement Trust ("Weyerhauser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhauser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

      VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is initially based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

      Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. Distributions are allocated first to the Advisory Member to the extent of the allocation described in Note 3; second, to the preferred equity interests; and third, to Weyerhauser and Northwestern pro rata in accordance with their respective capital accounts. No distributions have been made to the Members through December 31, 2002.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

3.    ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG.

      Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses, are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance then to the Members other than FIG or holders of the preferred equity interest.

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits. Preferred dividends in the amount of $5,250 were paid during the year ended December 31, 2002.

FORTRESS BROOKDALE INVESTMENT FUND LLC
Directors' Information (Unaudited) (CONT'D)

Name (age)                         Principal Occupation During Past 5 yrs.      Other Directorships                     No. of
Position (held since)                                                                                                   Portfolios
Address                                                                                                                 for which
                                                                                                                        Board Member
                                                                                                                        Serves
------------------------------------------------------------------------------------------------------------------------------------
Dennis Porterfield (66)                                                         -  Hackensack University Medical         One (1)
                                    -  Executive Vice President of Summit          Center
Member of the Board (December          Bancorp. (July 1994-July 1999)
 1999)

c/o Fortress
1251 Avenue of the Americas
NY, NY 10020

FORTRESS Brookdale Investment Fund LLC
Officers' Information (Unaudited)

Name (age)                         Principal Occupation During Past 5 yrs.
Position (held since)
Address
--------------------------------------------------------------------------------
Wesley R. Edens (41)                 -   Chief Executive Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Chief Executive Officer
(November 1999)                      -   Managing Director of UBS Securities LLC
                                         (May 1997 - May 1998)
c/o Fortress
1251 Avenue of the Americas          -   Partner of BlackRock Financial Management,
NY, NY 10020                             Inc. (October 1993 - May 1997)

--------------------------------------------------------------------------------
Robert I. Kauffman (39)              -   President of Fortress Investment Group LLC
                                         (May 1998 to present)
President (November 1999)
                                     -   Managing Director of UBS Securities LLC
c/o Fortress                             (May 1997 - May 1998)
1251 Avenue of the Americas
NY, NY 10020                         -   Principal of BlackRock Financial
                                         Management, Inc. (April 1994 - May 1997)
--------------------------------------------------------------------------------
Randal A. Nardone (47)               -   Chief Operating Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President, Chief Operating
Officer and Secretary (November      -   Managing Director of UBS Securities LLC
1999)                                   (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (June 1995 - May 1997)
NY, NY 10020

--------------------------------------------------------------------------------
Erik P. Nygaard (43)                 -   Chief Information Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President and Chief
Information Officer (November        -   Managing Director of UBS Securities LLC
1999)                                    (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (September 1994 - May 1997)
NY, NY 10020

FORTRESS Brookdale Investment Fund LLC
Officers' Information (Unaudited) (cont'd)





Name (age)                          Principal Occupation During Past 5 yrs.
Position (held since)
Address
---------------------------------------------------------------------------------------------
Jeffrey R. Rosenthal (51)          -     Chief Financial Officer of Fortress
                                         Investment Group LLC (June 2002-Present)

Chief Financial Officer
(June 2002)                        -     Executive Vice President and Chief Operating
                                         officer of Starwood Capital Group
                                         (April 1997 to June 2002)
c/o Fortress
1251 Avenue of the Americas        -     Chief Financial Officer of Reyes Holdings
NY, NY 10020                             (February 1996 - April 1997)
---------------------------------------------------------------------------------------------
Lilly H. Donohue (31)              -     Vice President of Fortress Capital Finance
                                         LLC (November 1999 - present)
Vice President and Assistant
Secretary (November 1999)          -     Vice President of Fortress Investment Group
                                         LLC (May 1998 - November 1999)
c/o Fortress
1251 Avenue of the Americas        -     Vice President of UBS Securities, LLC (May
NY, NY 10020                             1997 - May 1998)

                                   -     Vice President of BlackRock Financial
                                         Management, Inc. (October 1992 - May 1997)